Related party transactions	9 Months Ended
May 31, 2024
Related party transactions
Related party transactions

16. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021]

7858078 Canada Inc. [prior to June 3, 2021]

Montana Strategies Inc. [prior to April 25, 2024]

EB Strategies Inc. [prior to April 25, 2024]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

Hurricane Corporate Services Ltd. [prior to February 29, 2024]

Mac Engineering, SASU [Since February 16, 2021]

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the period:

	Three-month	Three-month	Six-month	Six-month
	period	period	period	period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2024	2023	2024	2023
	$	$	$	$
Office salaries and benefits
Montana Strategies Inc.	—	—	—	23,733

Research and Development
Mac Engineering, SASU	65,962	22,418	1,646,738	150,113

The Company leases its Boisbriand premises from California Electric Boat Company Inc. As at May 31, 2024, the right-of-use assets and lease liabilities related to those leases amount to $1,004,941 and $1,153,176 respectively [August 31, 2023 – $1,270,955 and $1,395,732, respectively] [notes 6 and 13].

Remuneration of directors and key management of the Company

	Three-month	Three-month	Six-month	Six-month
	period	period	period	period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2024	2023	2024	2023
	$	$	$	$
Wages	715,753	731,195	1,292,518	1,880,567
Share-based payments – capital stock	71,145	285,602	187,771	285,602
Share-based payments – stock options	37,823	294,637	120,929	362,363
	824,721	1,311,434	1,601,218	2,528,532

The amounts due to and from related parties are as follows:

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	17,284	20,135

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Amounts due to related parties included in trade and other payable
Alexandre Mongeon	10,769	19,384
Patrick Bobby	—	13,847
Xavier Montagne	5,808	10,454
Raffi Sossoyan	5,750	—
Kulwant Sandher	—	8,654
California Electric Boat Company Inc.	96,027	—
Mac Engineering, SASU	61,247	9,935
	179,601	62,274

Advances from related parties are non-interest bearing and have no specified terms of repayment.